Inventories (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventories
Raw materials	€ 25,043	€ 13,306
Work-in-progress	750	279
Total inventories	25,793	13,585	[1]
Accumulated impairment
Inventories
Total inventories	€ (595)	€ (428)

[1]	Includes the impacts of the IFRIC final agenda decisions of April 2021 of benefits to periods of service, as described in Note 2 “First time adoption of new accounting standards in the financial year 2021”